Equity (Accumulated Other Comprehensive Income (Loss)) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI, including noncontrolling interest	$ (1,699)	$ (658)
Less other comprehensive income attributable to noncontrolling interest	1	1
Total AOCI	(1,700)	(659)
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(234)	(301)
Amount of tax	79	188
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	2	747
Amount of tax		(419)
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(1,465)	(1,101)
Amount of tax	519	692
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(2)	(3)
Amount of tax		2
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(12)	62
Virginia Electric and Power Company | Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(13)	(12)
Amount of tax	4	8
Virginia Electric and Power Company | Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	1	74
Amount of tax		(47)
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(169)	(98)
Dominion Energy Gas Holdings, LLC | Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(25)	(23)
Amount of tax	8	15
Dominion Energy Gas Holdings, LLC | Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(144)	(75)
Amount of tax	$ 56	$ 59